Vanguard® Mega Cap Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.7%)
	Linde plc	278,046	114,088
	Freeport-McMoRan Inc.	851,345	36,591
	Air Products & Chemicals Inc.	131,962	34,448
			185,127
Consumer Discretionary (8.5%)
	Walmart Inc.	2,602,606	287,614
	Home Depot Inc.	590,223	210,662
	Costco Wholesale Corp.	131,482	120,120
	Walt Disney Co.	1,066,086	111,374
	Lowe's Cos. Inc.	332,324	80,582
	Starbucks Corp.	674,006	58,713
	NIKE Inc. Class B	704,436	45,528
			914,593
Consumer Staples (8.2%)
	Procter & Gamble Co.	1,388,924	205,783
	Coca-Cola Co.	2,041,503	149,275
	Philip Morris International Inc.	922,985	145,352
	PepsiCo Inc.	811,795	120,746
	McKesson Corp.	73,752	64,984
	CVS Health Corp.	752,066	60,436
	Altria Group Inc.	996,089	58,779
	Mondelez International Inc. Class A	767,258	44,171
	Colgate-Palmolive Co.	479,245	38,527
			888,053
Energy (5.6%)
	Exxon Mobil Corp.	2,527,910	293,035
	Chevron Corp.	1,153,315	174,301
	ConocoPhillips	740,567	65,681
	EOG Resources Inc.	323,754	34,917
	Williams Cos. Inc.	362,045	22,059
	Kinder Morgan Inc.	559,977	15,299
			605,292
Financials (25.3%)
	JPMorgan Chase & Co.	1,630,462	510,465
*	Berkshire Hathaway Inc. Class B	812,457	417,449
	Bank of America Corp.	3,952,774	212,066
	Wells Fargo & Co.	1,899,481	163,070
	Goldman Sachs Group Inc.	179,508	148,281
*	Berkshire Hathaway Inc. Class A	188	144,779
	Morgan Stanley	709,917	120,445
	Citigroup Inc.	1,091,554	113,085
	Charles Schwab Corp.	1,022,523	94,819
	Blackrock Inc.	82,639	86,548
	Progressive Corp.	347,603	79,528
	Chubb Ltd.	224,576	66,515
	CME Group Inc.	213,691	60,145
	Marsh & McLennan Cos. Inc.	291,505	53,477
	Intercontinental Exchange Inc.	339,423	53,391
	KKR & Co. Inc.	396,209	48,460
	Bank of New York Mellon Corp.	418,184	46,878
	US Bancorp	922,738	45,260
	PNC Financial Services Group Inc.	233,503	44,534
	Aon plc Class A (XNYS)	121,471	42,991
	Travelers Cos. Inc.	133,503	39,098
	Truist Financial Corp.	764,581	35,553
	Aflac Inc.	317,140	34,984
	Blackstone Inc.	218,522	31,996
	Apollo Global Management Inc.	119,411	15,744

		Shares	Market Value ($000)
	MetLife Inc.	167,596	12,831
			2,722,392
Health Care (17.7%)
	Johnson & Johnson	1,428,022	295,486
	AbbVie Inc.	1,047,483	238,512
	UnitedHealth Group Inc.	537,013	177,091
	Merck & Co. Inc.	1,481,074	155,261
	Abbott Laboratories	1,032,009	133,026
	Thermo Fisher Scientific Inc.	223,903	132,289
	Amgen Inc.	319,217	110,277
	Gilead Sciences Inc.	735,733	92,585
	Pfizer Inc.	3,371,262	86,776
	Danaher Corp.	382,131	86,660
	Medtronic plc	760,563	80,110
	Bristol-Myers Squibb Co.	1,206,913	59,380
	HCA Healthcare Inc.	97,129	49,370
	Regeneron Pharmaceuticals Inc.	58,676	45,778
	Elevance Health Inc.	133,529	45,167
	Cigna Group	158,283	43,889
	Stryker Corp.	102,003	37,861
	Becton Dickinson & Co.	84,984	16,488
	Zoetis Inc.	118,263	15,159
			1,901,165
Industrials (16.0%)
	General Electric Co.	597,349	178,279
	Caterpillar Inc.	251,592	144,856
	RTX Corp.	793,687	138,824
	American Express Co.	288,830	105,501
	Accenture plc Class A	369,331	92,333
	Capital One Financial Corp.	379,207	83,073
	Union Pacific Corp.	351,650	81,523
	Eaton Corp. plc	230,828	79,841
	Honeywell International Inc.	376,459	72,352
	Deere & Co.	152,562	70,863
	Parker-Hannifin Corp.	75,127	64,737
	Lockheed Martin Corp.	138,429	63,381
	Trane Technologies plc	131,939	55,610
	3M Co.	315,821	54,337
	General Dynamics Corp.	143,553	49,042
	Northrop Grumman Corp.	84,907	48,588
	Emerson Electric Co.	333,714	44,511
	United Parcel Service Inc. Class B (XNYS)	436,449	41,807
	Illinois Tool Works Inc.	164,212	40,935
	CSX Corp.	1,105,427	39,088
	Norfolk Southern Corp.	133,175	38,899
	PayPal Holdings Inc.	566,494	35,513
	Automatic Data Processing Inc.	120,081	30,657
	Johnson Controls International plc	194,001	22,564
*	Fiserv Inc.	322,319	19,813
	FedEx Corp.	62,968	17,359
	Paychex Inc.	96,114	10,735
			1,725,021
Real Estate (0.9%)
	Prologis Inc.	549,170	70,585
	Simon Property Group Inc.	91,955	17,133
	Public Storage	46,809	12,851
			100,569
Technology (8.6%)
	International Business Machines Corp.	552,338	170,440
	Micron Technology Inc.	663,595	156,927
	Applied Materials Inc.	472,365	119,154
	QUALCOMM Inc.	639,797	107,543
	Oracle Corp.	499,647	100,904
*	Intel Corp.	2,344,451	95,091
	Analog Devices Inc.	291,700	77,400
	Texas Instruments Inc.	269,537	45,355
	Roper Technologies Inc.	63,814	28,475

		Shares	Market Value ($000)
	Dell Technologies Inc. Class C	181,289	24,175
			925,464
Telecommunications (4.0%)
	Cisco Systems Inc.	2,113,278	162,596
	AT&T Inc.	4,239,844	110,321
	Verizon Communications Inc.	2,250,076	92,501
	Comcast Corp. Class A	2,183,700	58,283
*	Charter Communications Inc. Class A	26,332	5,269
			428,970
Utilities (3.3%)
	NextEra Energy Inc.	1,234,589	106,533
	Southern Co.	652,362	59,443
	Duke Energy Corp.	460,726	57,102
	Waste Management Inc.	238,859	52,040
	American Electric Power Co. Inc.	317,118	39,250
	Republic Services Inc.	120,327	26,118
	Sempra	193,438	18,323
			358,809
Total Common Stocks (Cost $8,231,478)			10,755,455
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.024% (Cost $4,033)	40,337	4,034
Total Investments (99.8%) (Cost $8,235,511)			10,759,489
Other Assets and Liabilities—Net (0.2%)			17,374
Net Assets (100%)			10,776,863
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	18	6,174	150

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Caterpillar Inc.	8/31/2026	BANA	14,845	(3.880)	232	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,755,455	—	—	10,755,455
Temporary Cash Investments	4,034	—	—	4,034
Total	10,759,489	—	—	10,759,489
Derivative Financial Instruments
Assets
Futures Contracts[1]	150	—	—	150
Swap Contracts	—	232	—	232
Total	150	232	—	382
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.